CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,566,998)	¥ (11,125,365)	¥ (45,091,332)	$ (16,698,340)	¥ (106,004,401)	¥ (191,826,242)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes	79,668	565,625	5,689,586	777,720	4,937,120	17,454,245
Depreciation of property, plant and equipment	1,946,306	13,818,386	11,560,041	3,855,540	24,475,736	22,240,060
Amortization of intangible assets	480,245	3,409,643	3,326,419	1,051,988	6,678,233	5,665,735
Loss on disposal of property, plant and equipment	9,040	64,179	238,279	43,159	273,982	24,876
Share-based compensation	12,017	85,316	(3,128,741)	1,223,094	7,764,448	76,756,500
Bad debt expense	908,069	6,447,110	2,888,417	801,003	5,100,000	6,414,634
Write-down of inventories to net realizable value	618,838	4,393,629	40,192,397	692,106	4,393,630	1,109,400
Non-cash lease expense	339,346	2,409,286	1,805,910	596,646	3,787,628	2,233,089
Changes in operating assets and liabilities:
Inventories	681,481	4,838,379	(40,481,983)	(14,092,075)	(89,459,313)	(68,728,378)
Accounts receivable	(23,416,349)	(166,251,393)	(96,243,492)	(15,616,599)	(99,137,291)	(220,734,141)
Amounts due from related parties			30,088,833	4,739,742	30,088,833	(3,086,330)
Prepaid expenses and other current assets	577,893	4,102,924	(31,314,821)	9,330,172	59,229,801	146,767,686
Accounts payable	(927,220)	(6,583,078)	(16,697,346)	2,272,749	14,427,864	(4,424,337)
Amounts due to related parties .						(245,808)
Accrued expenses and other liabilities	5,252,252	37,289,942	(37,906,402)	(5,613,164)	(35,633,487)	140,210
Deferred government grants	(1,130,532)	(8,026,551)	491,177	(103,442)	(656,673)	(44,290)
Income taxes payable	(202,129)	(1,435,079)	(1,861,093)			(34,105,055)
Operating lease liabilities	(15,126,504)	(107,395,153)	(176,984,374)	(598,027)	(3,796,392)	(2,222,291)
Net cash used in operating activities		(107,395,153)	(176,984,374)	(27,337,727)	(173,545,357)	(246,610,437)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment			8,000	1,260	8,000	644,842
Purchases of property, plant and equipment	(2,115,236)	(15,017,753)	(202,828,177)	(46,519,384)	(295,314,351)	(104,883,783)
Purchases of intangible assets	(564,325)	(4,006,598)	(570,200)	(569,863)	(3,617,607)
Net cash used in investing activities	2,679,561	19,024,351	203,390,377	(47,087,987)	(298,923,958)	(104,238,941)
Cash flows from financing activities:
Proceeds from issuance of mezzanine equity						729,412,999
Shareholders' contribution						1,589,236
Proceeds from issuance of debt	14,438,988	102,513,927	92,719,786	65,233,702	414,116,587	32,253,609
Repayment of bank loans and other borrowings	(7,127,891)	(50,606,602)	(48,833,921)	(7,806,692)	(49,558,442)	(160,407,571)
Proceeds from borrowings from related parties						299,757,219
Repayment of borrowings from related parties						(163,346,796)
Net cash provided by financing activities	(7,311,097)	(51,907,325)	(43,885,865)	57,427,010	364,558,145	739,258,696
Effect of foreign exchange rate on cash	4,291,943	30,471,942	(4,446,301)	(1,808,136)	(11,478,411)	(2,674)
Net change in cash	(6,203,025)	(44,040,237)	(340,935,187)	(18,806,840)	(119,389,581)	388,406,644
Cash, beginning of the period	38,179,597	271,067,503	390,457,084	61,506,740	390,457,084	2,050,440
Cash, end of the period	31,976,572	227,027,266	49,521,897	38,179,597	271,067,503	390,457,084
Supplemental disclosures of cash flow information:
Income taxes paid						34,105,055
Interest paid	1,792,030	12,723,051	402,617	378,746	2,404,357	8,124,572
Supplemental disclosure of non-cash investing and financing activity
Accretion to redemption value of convertible redeemable preferred shares	$ 10,152,855	¥ 72,083,238	¥ 65,013,751	20,582,579	130,662,326	16,610,297
Operating right-of-use assets recognized for related operating lease liabilities				$ 238,883	¥ 1,516,478	15,048,446
Forgiveness of amounts due to related parties						¥ 446,092,527